UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.0%
Security	Principal Amount (000’s omitted)	Value

Allegany Park CLO, Ltd., Series 2019-1A, Class ER, 7.251%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	$2,000	$1,978,068

Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 7.546%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	2,000	1,977,576

Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 7.394%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,000	965,102

Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 7.894%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	2,000	1,960,142

Canyon Capital CLO, Ltd., Series 2022-1A, Class E, 6.931%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,932,696

Carlyle Global Market Strategies CLO, Ltd., Series 2019-4A, Class DR, 7.446%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,980,734

Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 3.965%, (3 mo. SOFR + 3.24%), 4/20/35(1)(2)	2,000	1,972,986

Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 6.845%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	2,000	1,960,356

Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 7.194%, (3 mo. USD LIBOR + 6.15%), 7/15/33(1)(2)	1,000	969,965

Palmer Square CLO, Ltd., Series 2021-3A, Class E, 6.383%, (3 mo. USD LIBOR + 6.15%), 1/15/35(1)(2)	2,000	1,921,948

Wellfleet CLO, Ltd.:

Series 2021-2A, Class E, 8.004%, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(2)	2,000	1,916,820

Series 2021-3A, Class E, 8.144%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	2,000	1,946,210

Total Asset-Backed Securities (identified cost $21,903,547)		$21,482,603

Commercial Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, 3.843%, 11/5/32(1)(3)	$3,190	$2,762,041

Total Commercial Mortgage-Backed Securities (identified cost $3,049,565)		$2,762,041

Common Stocks — 1.9%
Security	Shares	Value

Building Materials — 0.2%

Builders FirstSource, Inc.(4)	38,770	$2,387,069

		$2,387,069

Consumer Products — 0.2%

HF Holdings, Inc.(4)(5)(6)	13,600	$2,210,544

		$2,210,544

Containers — 0.1%

Ardagh Metal Packaging S.A.(4)	250,701	$1,787,498

		$1,787,498

Energy — 0.5%

Ascent CNR Corp., Class A(4)(5)(6)	6,273,462	$1,442,896

Cheniere Energy, Inc.	27,181	3,691,452

Nine Point Energy Holdings, Inc.(4)(5)(6)	31,737	0

		$5,134,348

Environmental — 0.2%

GFL Environmental, Inc.	65,500	$1,973,515

		$1,973,515

Gaming — 0.2%

Caesars Entertainment, Inc.(4)	30,000	$1,988,400

New Cotai Participation Corp., Class B(4)(5)(6)	7	0

		$1,988,400

Services — 0.2%

Hertz Global Holdings, Inc.(4)(7)	133,036	$2,668,702

		$2,668,702

Technology — 0.0%(8)

Riverbed Technology, Inc.(4)(7)	35,977	$85,446

		$85,446

Utility — 0.3%

NextEra Energy Partners, L.P.	45,000	$2,999,700

		$2,999,700

Total Common Stocks (identified cost $18,222,388)		$21,235,222

16	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Convertible Bonds — 0.6%
Security	Principal Amount (000’s omitted)	Value

Entertainment & Film — 0.2%

Peloton Interactive, Inc., 0.00%, 2/15/26	$3,289	$2,692,880

		$2,692,880

Healthcare — 0.2%

1Life Healthcare, Inc., 3.00%, 6/15/25	$2,021	$1,706,734

		$1,706,734

Technology — 0.2%

ams-OSRAM AG, 0.875%, 9/28/22(9)	$2,000	$1,976,450

		$1,976,450

Total Convertible Bonds (identified cost $6,598,022)		$6,376,064

Convertible Preferred Stocks — 0.3%
Security	Shares	Value

Energy — 0.0%

Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)(4)(5)(6)	591	$0

		$0

Environmental — 0.1%

GFL Environmental, Inc., 6.00%	11,767	$805,451

		$805,451

Healthcare — 0.2%

Becton Dickinson and Co., Series B, 6.00%	36,441	$1,862,500

		$1,862,500

Technology — 0.0%(8)

Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(4)(7)	22,350	$212,321

		$212,321

Total Convertible Preferred Stocks (identified cost $3,740,399)		$2,880,272

Corporate Bonds — 81.4%
Security	Principal Amount* (000’s omitted)		Value

Aerospace — 2.5%

Bombardier, Inc.:

7.125%, 6/15/26(1)		1,033	$951,605

7.875%, 4/15/27(1)		1,357	1,265,803

BWX Technologies, Inc.:

4.125%, 6/30/28(1)		1,501	1,394,324

4.125%, 4/15/29(1)		1,016	941,202

Moog, Inc., 4.25%, 12/15/27(1)		2,796	2,606,977

Rolls-Royce PLC, 5.75%, 10/15/27(1)		4,991	4,819,634

Science Applications International Corp., 4.875%, 4/1/28(1)		2,792	2,673,549

TransDigm UK Holdings PLC, 6.875%, 5/15/26		1,585	1,579,191

TransDigm, Inc.:

4.625%, 1/15/29		1,677	1,461,237

5.50%, 11/15/27		3,914	3,594,109

6.25%, 3/15/26(1)		4,436	4,418,766

7.50%, 3/15/27		1,705	1,720,106

			$27,426,503

Air Transportation — 1.3%

Air Canada:

3.875%, 8/15/26(1)		1,891	$1,750,631

4.625%, 8/15/29(1)	CAD	1,045	742,103

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)		2,780	2,758,914

5.75%, 4/20/29(1)		3,580	3,455,416

United Airlines, Inc.:

4.375%, 4/15/26(1)		1,156	1,117,274

4.625%, 4/15/29(1)		1,799	1,653,182

VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30(1)		2,796	2,443,257

			$13,920,777

Automotive & Auto Parts — 3.8%

Allison Transmission, Inc., 3.75%, 1/30/31(1)		623	$539,911

Clarios Global, L.P., 6.75%, 5/15/25(1)		653	666,938

Clarios Global, L.P./Clarios US Finance Co.:

4.375%, 5/15/26(9)	EUR	2,758	2,794,116

8.50%, 5/15/27(1)		3,256	3,258,084

Ford Motor Co.:

3.25%, 2/12/32		6,249	5,088,779

4.75%, 1/15/43		2,651	2,139,185

7.45%, 7/16/31		794	864,650

17	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Automotive & Auto Parts (continued)

Ford Motor Co.: (continued)

9.625%, 4/22/30	350	$428,337

Ford Motor Credit Co., LLC:

1.741% (3 mo. USD LIBOR + 1.235%), 2/15/23(2)	539	535,651

2.90%, 2/16/28	568	487,938

3.087%, 1/9/23	538	539,135

3.37%, 11/17/23	881	866,684

3.625%, 6/17/31	2,065	1,719,629

3.815%, 11/2/27	4,294	3,912,757

4.00%, 11/13/30	1,461	1,265,949

4.125%, 8/17/27	6,184	5,739,989

4.25%, 9/20/22	778	781,423

4.271%, 1/9/27	752	709,666

4.375%, 8/6/23	507	507,933

5.584%, 3/18/24	403	408,035

Goodyear Tire & Rubber Co. (The):

5.00%, 7/15/29	2,856	2,549,994

5.25%, 7/15/31	2,301	1,987,857

Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	1,572	1,276,873

Wheel Pros, Inc., 6.50%, 5/15/29(1)	3,302	2,513,846

		$41,583,359

Banking & Thrifts — 0.4%

JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(10)(11)	2,385	$2,210,418

SVB Financial Group, 4.10% to 2/15/31(10)(11)	3,289	2,680,535

		$4,890,953

Broadcasting — 2.0%

Audacy Capital Corp., 6.75%, 3/31/29(1)	2,316	$2,008,817

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	594	220,516

Netflix, Inc.:

5.875%, 2/15/25	2,155	2,238,582

5.875%, 11/15/28	4,530	4,677,225

Playtika Holding Corp., 4.25%, 3/15/29(1)	1,512	1,364,308

Sirius XM Radio, Inc.:

3.125%, 9/1/26(1)	1,394	1,285,805

3.875%, 9/1/31(1)	1,401	1,185,253

4.125%, 7/1/30(1)	3,608	3,172,785

5.00%, 8/1/27(1)	2,980	2,879,231

Townsquare Media, Inc., 6.875%, 2/1/26(1)	2,038	2,031,631

Univision Communications, Inc., 4.50%, 5/1/29(1)	1,583	1,422,769

		$22,486,922

Security	Principal Amount* (000’s omitted)		Value

Building Materials — 2.2%

Builders FirstSource, Inc.:

4.25%, 2/1/32(1)		3,014	$2,577,739

5.00%, 3/1/30(1)		2,685	2,487,263

Masonite International Corp., 5.375%, 2/1/28(1)		1,059	1,015,925

MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		2,025	1,754,055

Oscar AcquisitionCo, LLC/Oscar Finance, Inc., 9.50%, 4/15/30(1)		1,251	1,142,976

PGT Innovations, Inc., 4.375%, 10/1/29(1)		2,368	2,080,797

SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)		7,250	6,971,999

Standard Industries, Inc.:

2.25%, 11/21/26(9)	EUR	2,443	2,285,128

3.375%, 1/15/31(1)		863	690,473

4.375%, 7/15/30(1)		2,932	2,448,220

5.00%, 2/15/27(1)		690	654,586

			$24,109,161

Cable & Satellite TV — 1.9%

CCO Holdings, LLC/CCO Holdings Capital Corp.:

4.50%, 8/15/30(1)		5,982	$5,229,195

4.50%, 5/1/32		2,500	2,107,812

4.75%, 3/1/30(1)		4,255	3,809,884

4.75%, 2/1/32(1)		1,825	1,571,708

5.00%, 2/1/28(1)		1,895	1,807,205

5.375%, 6/1/29(1)		868	823,576

CSC Holdings, LLC:

3.375%, 2/15/31(1)		1,221	956,031

6.50%, 2/1/29(1)		201	191,286

7.50%, 4/1/28(1)		1,273	1,175,520

Radiate Holdco, LLC/Radiate Finance, Inc., 6.50%, 9/15/28(1)		1,481	1,305,146

Ziggo B.V., 4.875%, 1/15/30(1)		2,756	2,446,088

			$21,423,451

Capital Goods — 0.8%

Frigoglass Finance B.V., 6.875%, 2/12/25(9)	EUR	3,357	$2,414,856

Madison IAQ, LLC, 5.875%, 6/30/29(1)		3,361	2,743,450

Patrick Industries, Inc., 4.75%, 5/1/29(1)		1,710	1,468,462

Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		2,847	2,565,859

			$9,192,627

Chemicals — 1.5%

ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(1)		1,431	$1,263,917

18	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Chemicals (continued)

Compass Minerals International, Inc., 6.75%, 12/1/27(1)		2,935	$2,975,151

Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		2,171	1,907,766

Herens Midco S.a.r.l., 5.25%, 5/15/29(9)	EUR	2,000	1,748,791

NOVA Chemicals Corp., 4.25%, 5/15/29(1)		2,428	2,104,554

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		2,294	2,171,179

Valvoline, Inc.:

3.625%, 6/15/31(1)		1,154	939,760

4.25%, 2/15/30(1)		1,326	1,152,725

W.R. Grace Holdings, LLC, 4.875%, 6/15/27(1)		1,829	1,721,912

			$15,985,755

Consumer Products — 0.8%

Central Garden & Pet Co.:

4.125%, 10/15/30		1,215	$1,052,190

5.125%, 2/1/28		1,391	1,344,060

Edgewell Personal Care Co., 4.125%, 4/1/29(1)		2,936	2,609,649

Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		5,159	4,284,756

			$9,290,655

Containers — 0.8%

Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29(1)		2,218	$1,903,587

Canpack S.A./Canpack US, LLC, 3.875%, 11/15/29(1)		3,826	3,290,762

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,415	1,371,842

LABL, Inc.:

5.875%, 11/1/28(1)		767	702,716

8.25%, 11/1/29(1)		1,537	1,263,222

			$8,532,129

Diversified Financial Services — 3.1%

Ally Financial, Inc., 4.70% to 5/15/26(10)(11)		2,025	$1,754,916

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		2,114	1,989,919

Coinbase Global, Inc.:

3.375%, 10/1/28(1)		1,254	975,882

3.625%, 10/1/31(1)		1,662	1,230,902

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:

5.25%, 5/15/27		2,726	2,551,154

6.25%, 5/15/26		2,030	2,016,216

Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		3,426	3,177,255

Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		2,688	2,510,538

MoneyGram International, Inc., 5.375%, 8/1/26(1)		2,666	2,722,733

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services (continued)

MSCI, Inc.:

3.625%, 9/1/30(1)	867	$765,951

3.875%, 2/15/31(1)	2,176	1,967,267

Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(1)	2,119	2,147,278

PRA Group, Inc.:

5.00%, 10/1/29(1)	2,015	1,867,694

7.375%, 9/1/25(1)	2,428	2,515,250

PROG Holdings, Inc., 6.00%, 11/15/29(1)	1,660	1,469,059

Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:

2.875%, 10/15/26(1)	2,036	1,804,130

3.625%, 3/1/29(1)	3,127	2,677,728

		$34,143,872

Diversified Media — 1.1%

Cars.com, Inc., 6.375%, 11/1/28(1)	3,183	$2,986,147

Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(1)	2,025	1,911,175

National CineMedia, LLC:

5.75%, 8/15/26	1,660	1,172,524

5.875%, 4/15/28(1)	2,260	1,946,222

Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)	2,509	2,455,546

Urban One, Inc., 7.375%, 2/1/28(1)	1,400	1,357,986

		$11,829,600

Energy — 12.6%

Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(2)	3,437	$3,471,552

Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)	3,039	3,135,881

Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:

5.75%, 3/1/27(1)	3,242	3,163,219

7.875%, 5/15/26(1)	1,283	1,343,372

Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,272	1,235,513

Callon Petroleum Co., 8.00%, 8/1/28(1)	3,002	3,109,051

Centennial Resource Production, LLC:

5.375%, 1/15/26(1)	328	320,991

6.875%, 4/1/27(1)	2,731	2,729,361

Cheniere Energy Partners, L.P.:

4.00%, 3/1/31	2,552	2,313,796

4.50%, 10/1/29	1,896	1,817,999

Cheniere Energy, Inc., 4.625%, 10/15/28	2,512	2,433,550

CNX Resources Corp., 6.00%, 1/15/29(1)	1,061	1,048,570

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Colgate Energy Partners III, LLC:

5.875%, 7/1/29(1)	4,333	$4,317,315

7.75%, 2/15/26(1)	1,675	1,756,740

CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)	2,637	2,584,182

CVR Energy, Inc., 5.75%, 2/15/28(1)	4,038	3,790,228

DCP Midstream, L.P., Series A, 7.375% to 12/15/22(10)(11)	1,921	1,829,753

DT Midstream, Inc., 4.125%, 6/15/29(1)	2,690	2,451,424

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	1,055	1,058,882

EQM Midstream Partners, L.P.:

4.50%, 1/15/29(1)	2,111	1,903,763

4.75%, 1/15/31(1)	2,377	2,123,374

6.00%, 7/1/25(1)	1,116	1,107,362

6.50%, 7/1/27(1)	1,121	1,133,544

EQT Corp.:

5.00%, 1/15/29	489	488,095

6.625%, 2/1/25	614	639,837

7.50%, 2/1/30	900	998,222

Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)	3,313	3,696,066

Hilcorp Energy I, L.P./Hilcorp Finance Co.:

5.75%, 2/1/29(1)	994	975,382

6.00%, 4/15/30(1)	677	672,806

6.00%, 2/1/31(1)	794	769,219

Laredo Petroleum, Inc.:

9.50%, 1/15/25	694	712,332

10.125%, 1/15/28	1,045	1,101,174

Nabors Industries, Ltd.:

7.25%, 1/15/26(1)	1,037	1,014,855

7.50%, 1/15/28(1)	1,118	1,071,983

9.00%, 2/1/25(1)	1,722	1,787,126

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,066	5,028,081

New Fortress Energy, Inc., 6.50%, 9/30/26(1)	3,289	3,186,745

Oasis Petroleum, Inc., 6.375%, 6/1/26(1)	1,560	1,569,407

Occidental Petroleum Corp.:

3.40%, 4/15/26	718	684,674

4.20%, 3/15/48	1,470	1,220,534

4.40%, 8/15/49	1,192	1,013,057

4.625%, 6/15/45	792	684,347

6.125%, 1/1/31	1,739	1,830,132

6.20%, 3/15/40	736	763,026

6.625%, 9/1/30	2,386	2,589,192

8.50%, 7/15/27	3,859	4,355,731

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Occidental Petroleum Corp.: (continued)

8.875%, 7/15/30	3,417	$4,108,943

Parkland Corp.:

4.50%, 10/1/29(1)	2,371	2,079,474

4.625%, 5/1/30(1)	2,389	2,094,639

PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(1)	4,309	4,475,177

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(10)(11)	2,343	1,973,978

Precision Drilling Corp.:

6.875%, 1/15/29(1)	1,307	1,269,639

7.125%, 1/15/26(1)	1,095	1,099,687

Shelf Drilling Holdings, Ltd.:

8.25%, 2/15/25(1)	2,176	1,814,806

8.875%, 11/15/24(1)	630	643,510

Southwestern Energy Co., 4.75%, 2/1/32	2,583	2,446,824

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	1,145	1,042,895

Sunoco, L.P./Sunoco Finance Corp.:

4.50%, 5/15/29	1,297	1,168,033

4.50%, 4/30/30(1)	3,300	2,982,144

Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)	2,921	2,672,671

Tap Rock Resources, LLC, 7.00%, 10/1/26(1)	3,755	3,798,126

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:

4.00%, 1/15/32	2,441	2,217,453

4.875%, 2/1/31	325	312,887

5.50%, 3/1/30	309	306,734

6.50%, 7/15/27	1,087	1,121,077

Tervita Corp., 11.00%, 12/1/25(1)	3,338	3,726,043

Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	1,452	1,399,342

Venture Global Calcasieu Pass, LLC:

3.875%, 8/15/29(1)	2,380	2,174,856

3.875%, 11/1/33(1)	1,117	973,510

4.125%, 8/15/31(1)	1,449	1,317,184

Weatherford International, Ltd., 8.625%, 4/30/30(1)	2,338	2,317,613

Western Midstream Operating, L.P.:

4.50%, 3/1/28	224	213,931

4.55%, 2/1/30	1,803	1,658,877

4.75%, 8/15/28	224	218,435

		$138,659,933

Entertainment & Film — 0.3%

Cinemark USA, Inc.:

5.25%, 7/15/28(1)	2,166	$1,927,426

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Entertainment & Film (continued)

Cinemark USA, Inc.: (continued)

5.875%, 3/15/26(1)	588	$549,054

8.75%, 5/1/25(1)	411	428,761

		$2,905,241

Environmental — 1.3%

Clean Harbors, Inc.:

4.875%, 7/15/27(1)	1,029	$1,009,722

5.125%, 7/15/29(1)	1,117	1,103,199

Covanta Holding Corp.:

4.875%, 12/1/29(1)	2,689	2,449,961

5.00%, 9/1/30	804	727,359

GFL Environmental, Inc.:

3.50%, 9/1/28(1)	4,074	3,631,645

3.75%, 8/1/25(1)	669	634,704

4.75%, 6/15/29(1)	5,193	4,719,528

		$14,276,118

Food & Drug Retail — 1.0%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:

4.875%, 2/15/30(1)	2,492	$2,259,945

5.875%, 2/15/28(1)	1,807	1,758,319

Arko Corp., 5.125%, 11/15/29(1)	3,615	3,204,047

Ingles Markets, Inc., 4.00%, 6/15/31(1)	2,410	2,168,108

Murphy Oil USA, Inc.:

4.75%, 9/15/29	210	199,270

5.625%, 5/1/27	1,190	1,175,149

		$10,764,838

Food, Beverage & Tobacco — 3.1%

BellRing Brands, Inc., 7.00%, 3/15/30(1)	4,603	$4,505,094

Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	2,154	2,122,939

HLF Financing S.a.r.l., LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)	1,308	1,054,523

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	2,970	2,936,751

Kraft Heinz Foods Co.:

3.875%, 5/15/27	1,198	1,173,138

4.25%, 3/1/31	3,298	3,199,954

4.375%, 6/1/46	525	460,741

4.625%, 10/1/39	1,361	1,258,123

5.50%, 6/1/50	369	372,600

Security	Principal Amount* (000’s omitted)	Value

Food, Beverage & Tobacco (continued)

Performance Food Group, Inc.:

4.25%, 8/1/29(1)	4,485	$3,992,614

5.50%, 10/15/27(1)	1,504	1,461,407

6.875%, 5/1/25(1)	890	912,575

Pilgrim’s Pride Corp., 3.50%, 3/1/32(1)	4,361	3,691,608

Post Holdings, Inc.:

4.50%, 9/15/31(1)	631	525,579

4.625%, 4/15/30(1)	3,164	2,708,985

US Foods, Inc., 4.75%, 2/15/29(1)	3,511	3,247,991

		$33,624,622

Gaming — 2.8%

Caesars Entertainment, Inc.:

4.625%, 10/15/29(1)	784	$673,170

6.25%, 7/1/25(1)	3,256	3,295,560

8.125%, 7/1/27(1)	2,617	2,737,879

CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	3,352	3,235,635

Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc.:

4.625%, 1/15/29(1)	1,303	1,184,460

6.75%, 1/15/30(1)	3,482	3,017,623

International Game Technology PLC:

4.125%, 4/15/26(1)	1,237	1,167,851

6.25%, 1/15/27(1)	1,598	1,624,439

Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	2,819	2,765,397

MGM Resorts International:

4.75%, 10/15/28	3,172	2,917,923

5.50%, 4/15/27	779	759,724

Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)	3,797	4,167,321

Scientific Games International, Inc., 7.00%, 5/15/28(1)	2,834	2,904,319

		$30,451,301

Healthcare — 8.3%

AdaptHealth, LLC:

4.625%, 8/1/29(1)	2,182	$1,852,038

5.125%, 3/1/30(1)	1,609	1,385,679

6.125%, 8/1/28(1)	1,065	1,007,857

Bausch Health Cos., Inc.:

5.25%, 1/30/30(1)	604	419,949

6.25%, 2/15/29(1)	655	477,416

7.25%, 5/30/29(1)	531	402,344

9.00%, 12/15/25(1)	1,815	1,824,075

Centene Corp.:

2.50%, 3/1/31	3,104	2,584,934

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Healthcare (continued)

Centene Corp.: (continued)

3.00%, 10/15/30	3,896	$3,395,422

3.375%, 2/15/30	4,823	4,315,886

4.25%, 12/15/27	1,716	1,666,511

4.625%, 12/15/29	3,802	3,687,940

CHS/Community Health Systems, Inc.:

5.25%, 5/15/30(1)	748	656,987

6.125%, 4/1/30(1)	626	515,558

6.875%, 4/15/29(1)	1,133	995,408

Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	1,771	1,506,244

Encompass Health Corp.:

4.625%, 4/1/31	1,043	921,949

4.75%, 2/1/30	1,044	944,898

Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)	1,153	1,065,332

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)	2,774	2,416,307

Grifols Escrow Issuer S.A., 4.75%, 10/15/28(1)	2,962	2,706,498

HCA, Inc.:

5.375%, 9/1/26	3,410	3,494,057

5.875%, 2/15/26	2,349	2,434,739

5.875%, 2/1/29	2,038	2,125,808

HealthEquity, Inc., 4.50%, 10/1/29(1)	2,876	2,631,540

Jazz Securities DAC, 4.375%, 1/15/29(1)	1,910	1,762,023

Legacy LifePoint Health, LLC, 4.375%, 2/15/27(1)	587	543,706

LifePoint Health, Inc., 5.375%, 1/15/29(1)	4,020	3,442,125

Minerva Merger Sub, Inc., 6.50%, 2/15/30(1)	4,804	4,427,174

ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)	1,123	984,046

ModivCare, Inc., 5.875%, 11/15/25(1)	1,659	1,627,827

Molina Healthcare, Inc.:

3.875%, 11/15/30(1)	3,229	2,917,385

3.875%, 5/15/32(1)	2,207	1,941,012

Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)	6,961	6,067,486

Option Care Health, Inc., 4.375%, 10/31/29(1)	3,184	2,865,950

Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.125%, 4/30/31(1)	1,850	1,674,518

Perrigo Finance Unlimited Co., 3.90%, 6/15/30	2,117	1,903,333

Team Health Holdings, Inc., 6.375%, 2/1/25(1)	2,682	2,289,758

Tenet Healthcare Corp.:

4.375%, 1/15/30(1)	1,379	1,256,331

4.625%, 9/1/24(1)	476	472,456

5.125%, 11/1/27(1)	2,855	2,775,631

6.125%, 10/1/28(1)	2,565	2,466,786

6.875%, 11/15/31	137	142,126

Security	Principal Amount* (000’s omitted)		Value

Healthcare (continued)

US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		5,199	$5,055,716

Varex Imaging Corp., 7.875%, 10/15/27(1)		1,564	1,612,844

			$91,663,609

Homebuilders & Real Estate — 3.3%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 4.50%, 4/1/27(1)		3,613	$3,277,930

Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,227	1,148,846

Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,923	1,757,074

Empire Communities Corp., 7.00%, 12/15/25(1)		2,304	2,185,943

HAT Holdings I, LLC/HAT Holdings II, LLC:

3.75%, 9/15/30(1)		3,492	3,017,175

6.00%, 4/15/25(1)		1,287	1,307,965

M/I Homes, Inc., 4.95%, 2/1/28		1,537	1,418,282

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		585	593,307

Outfront Media Capital, LLC/Outfront Media Capital Corp.:

4.625%, 3/15/30(1)		929	832,477

6.25%, 6/15/25(1)		1,219	1,235,841

Taylor Morrison Communities, Inc.:

5.75%, 1/15/28(1)		1,071	1,048,150

5.875%, 6/15/27(1)		1,493	1,483,803

TopBuild Corp., 4.125%, 2/15/32(1)		2,753	2,376,036

VICI Properties, L.P./VICI Note Co., Inc.:

3.75%, 2/15/27(1)		543	501,303

4.125%, 8/15/30(1)		1,859	1,672,868

4.25%, 12/1/26(1)		778	738,143

4.625%, 12/1/29(1)		4,004	3,765,662

5.625%, 5/1/24(1)		2,505	2,545,706

Vivion Investments S.a.r.l.:

3.00%, 8/8/24(9)	EUR	5,000	4,853,415

3.50%, 11/1/25(9)	EUR	100	95,697

			$35,855,623

Insurance — 0.6%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		2,895	$2,740,899

AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,466	1,343,839

BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		2,399	2,084,251

			$6,168,989

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Leisure — 2.3%

Carnival Corp.:

5.75%, 3/1/27(1)	1,786	$1,620,259

6.00%, 5/1/29(1)	973	874,717

7.625%, 3/1/26(1)	785	769,214

Life Time, Inc.:

5.75%, 1/15/26(1)	1,452	1,410,843

8.00%, 4/15/26(1)	2,616	2,557,402

Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	2,037	2,001,464

NCL Corp., Ltd.:

5.875%, 3/15/26(1)	792	732,604

5.875%, 2/15/27(1)	946	903,033

7.75%, 2/15/29(1)	792	769,317

NCL Finance, Ltd., 6.125%, 3/15/28(1)	485	437,160

Powdr Corp., 6.00%, 8/1/25(1)	1,943	1,976,789

SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	1,691	1,540,856

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,674	2,556,411

Viking Cruises, Ltd.:

5.875%, 9/15/27(1)	5,559	4,717,228

6.25%, 5/15/25(1)	1,820	1,678,322

7.00%, 2/15/29(1)	753	671,122

Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)	521	460,447

		$25,677,188

Metals & Mining — 2.0%

Arconic Corp., 6.125%, 2/15/28(1)	787	$763,878

Constellium N.V., 5.875%, 2/15/26(1)	815	807,934

Coronado Finance Pty, Ltd., 10.75%, 5/15/26(1)	3,250	3,493,945

Eldorado Gold Corp., 6.25%, 9/1/29(1)	1,913	1,853,324

First Quantum Minerals, Ltd.:

6.875%, 3/1/26(1)	448	449,763

7.50%, 4/1/25(1)	2,736	2,773,102

Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,400	2,402,796

Hudbay Minerals, Inc.:

4.50%, 4/1/26(1)	1,499	1,387,729

6.125%, 4/1/29(1)	1,069	1,012,888

New Gold, Inc.:

6.375%, 5/15/25(1)	863	878,448

7.50%, 7/15/27(1)	2,994	3,016,365

Novelis Corp.:

3.25%, 11/15/26(1)	1,755	1,603,447

4.75%, 1/30/30(1)	1,281	1,179,961

		$21,623,580

Security	Principal Amount* (000’s omitted)	Value

Paper — 0.3%

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	3,340	$3,407,151

Glatfelter Corp., 4.75%, 11/15/29(1)	457	366,176

		$3,773,327

Restaurant — 1.0%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:

3.875%, 1/15/28(1)	1,761	$1,622,735

4.00%, 10/15/30(1)	4,616	3,952,450

5.75%, 4/15/25(1)	581	594,206

Dave & Buster’s, Inc., 7.625%, 11/1/25(1)	4,216	4,379,454

IRB Holding Corp., 7.00%, 6/15/25(1)	978	1,007,678

		$11,556,523

Services — 5.4%

Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	1,764	$1,621,778

Allied Universal Holdco, LLC/Allied Universal Finance Corp.:

6.625%, 7/15/26(1)	2,712	2,624,131

9.75%, 7/15/27(1)	2,000	1,943,860

Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:

4.625%, 6/1/28(1)	1,076	945,621

4.625%, 6/1/28(1)	1,231	1,090,863

APi Escrow Corp., 4.75%, 10/15/29(1)	1,699	1,531,521

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	1,088	1,021,289

BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	5,415	5,081,869

Gartner, Inc.:

3.625%, 6/15/29(1)	605	542,289

3.75%, 10/1/30(1)	1,023	913,871

4.50%, 7/1/28(1)	1,449	1,390,751

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	4,046	4,041,367

Hertz Corp. (The):

4.625%, 12/1/26(1)	372	339,582

5.00%, 12/1/29(1)	2,980	2,611,344

Korn Ferry, 4.625%, 12/15/27(1)	3,099	2,939,975

McGraw-Hill Education, Inc.:

5.75%, 8/1/28(1)	1,092	976,668

8.00%, 8/1/29(1)	3,872	3,470,706

NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	1,776	1,675,825

Ritchie Bros. Holdings, Inc., 4.75%, 12/15/31(1)	2,664	2,668,103

Sabre GLBL, Inc.:

7.375%, 9/1/25(1)	1,500	1,520,145

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Services (continued)

Sabre GLBL, Inc.: (continued)

9.25%, 4/15/25(1)	2,614	$2,793,294

SRS Distribution, Inc.:

6.00%, 12/1/29(1)	1,692	1,486,744

6.125%, 7/1/29(1)	1,668	1,474,078

Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)	2,854	2,744,464

Terminix Co., LLC (The), 7.45%, 8/15/27	5,040	5,642,809

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	3,901	3,798,696

WESCO Distribution, Inc., 7.25%, 6/15/28(1)	743	767,891

White Cap Buyer, LLC, 6.875%, 10/15/28(1)	755	692,762

White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(12)	1,481	1,431,031

		$59,783,327

Steel — 1.4%

Allegheny Ludlum, LLC, 6.95%, 12/15/25	2,155	$2,279,257

Allegheny Technologies, Inc., 5.875%, 12/1/27	86	83,112

Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,292	1,322,362

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	3,792	3,979,230

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	5,740	5,816,543

TMS International Corp., 6.25%, 4/15/29(1)	1,627	1,417,402

		$14,897,906

Super Retail — 3.1%

Asbury Automotive Group, Inc.:

4.625%, 11/15/29(1)	839	$756,501

4.75%, 3/1/30	743	666,843

5.00%, 2/15/32(1)	2,334	2,074,704

Bath & Body Works, Inc.:

6.625%, 10/1/30(1)	201	200,297

6.75%, 7/1/36	694	674,561

6.875%, 11/1/35	3,067	3,002,762

6.95%, 3/1/33	1,621	1,542,989

7.60%, 7/15/37	855	810,476

9.375%, 7/1/25(1)	289	325,473

Gap, Inc. (The):

3.625%, 10/1/29(1)	1,962	1,599,030

3.875%, 10/1/31(1)	713	569,687

Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	1,497	1,348,969

Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)	2,048	1,866,404

LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)	2,840	2,492,171

Lithia Motors, Inc.:

3.875%, 6/1/29(1)	905	818,396

4.375%, 1/15/31(1)	3,144	2,889,478

Security	Principal Amount* (000’s omitted)	Value

Super Retail (continued)

PetSmart, Inc./PetSmart Finance Corp.:

4.75%, 2/15/28(1)	2,225	$2,072,376

7.75%, 2/15/29(1)	3,088	3,076,003

Sonic Automotive, Inc.:

4.625%, 11/15/29(1)	1,961	1,689,944

4.875%, 11/15/31(1)	1,634	1,396,972

Victoria’s Secret & Co., 4.625%, 7/15/29(1)	3,559	2,924,039

William Carter Co. (The), 5.625%, 3/15/27(1)	1,510	1,506,519

		$34,304,594

Technology — 3.3%

Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)	1,901	$1,765,506

Booz Allen Hamilton, Inc.:

3.875%, 9/1/28(1)	2,659	2,452,808

4.00%, 7/1/29(1)	1,006	929,237

CDK Global, Inc., 5.25%, 5/15/29(1)	2,652	2,675,735

Ciena Corp., 4.00%, 1/31/30(1)	1,543	1,409,176

Condor Merger Sub, Inc., 7.375%, 2/15/30(1)	2,042	1,829,336

Fair Isaac Corp., 4.00%, 6/15/28(1)	2,227	2,037,750

II-VI, Inc., 5.00%, 12/15/29(1)	1,836	1,723,719

Imola Merger Corp., 4.75%, 5/15/29(1)	4,502	4,192,600

LogMeIn, Inc., 5.50%, 9/1/27(1)	193	169,117

ON Semiconductor Corp., 3.875%, 9/1/28(1)	3,132	2,910,145

Open Text Corp., 3.875%, 2/15/28(1)	1,596	1,456,172

Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,481	1,316,476

Presidio Holdings, Inc.:

4.875%, 2/1/27(1)	412	391,447

8.25%, 2/1/28(1)	4,481	4,357,593

Sensata Technologies, Inc., 3.75%, 2/15/31(1)	1,401	1,186,850

SS&C Technologies, Inc., 5.50%, 9/30/27(1)	961	943,001

Viavi Solutions, Inc., 3.75%, 10/1/29(1)	1,295	1,166,873

VM Consolidated, Inc., 5.50%, 4/15/29(1)	3,274	2,934,224

		$35,847,765

Telecommunications — 4.4%

Altice France Holding S.A.:

6.00%, 2/15/28(1)	884	$731,607

10.50%, 5/15/27(1)	1,614	1,638,145

Altice France S.A.:

5.125%, 7/15/29(1)	1,060	899,103

5.50%, 1/15/28(1)	1,052	928,348

5.50%, 10/15/29(1)	1,158	985,614

8.125%, 2/1/27(1)	4,715	4,756,563

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Telecommunications (continued)

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		5,056	$4,922,850

DKT Finance ApS, 9.375%, 6/17/23(1)		2,075	2,068,775

Iliad Holding SAS.:

6.50%, 10/15/26(1)		1,488	1,431,962

7.00%, 10/15/28(1)		1,349	1,277,294

LCPR Senior Secured Financing DAC:

5.125%, 7/15/29(1)		2,163	1,972,656

6.75%, 10/15/27(1)		425	423,126

Level 3 Financing, Inc.:

4.25%, 7/1/28(1)		2,084	1,764,439

5.25%, 3/15/26		2,180	2,122,829

Sprint Capital Corp., 6.875%, 11/15/28		3,180	3,495,186

Sprint Corp.:

7.125%, 6/15/24		1,813	1,910,530

7.625%, 2/15/25		3,285	3,498,098

7.625%, 3/1/26		1,199	1,303,529

7.875%, 9/15/23		2,800	2,943,626

Telecom Italia SpA, 5.303%, 5/30/24(1)		880	864,534

T-Mobile USA, Inc.:

2.25%, 2/15/26		844	777,396

2.625%, 2/15/29		2,505	2,168,629

2.875%, 2/15/31		903	767,893

4.75%, 2/1/28		1,095	1,081,997

Viasat, Inc., 5.625%, 4/15/27(1)		888	825,227

Virgin Media Finance PLC, 5.00%, 7/15/30(1)		1,029	896,568

Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(9)	GBP	1,106	1,268,181

Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		1,100	1,000,797

			$48,725,502

Transport Excluding Air & Rail — 0.2%

Seaspan Corp., 5.50%, 8/1/29(1)		2,386	$2,109,820

			$2,109,820

Utility — 2.5%

Calpine Corp.:

4.50%, 2/15/28(1)		1,810	$1,678,232

4.625%, 2/1/29(1)		1,060	927,797

5.00%, 2/1/31(1)		420	358,686

5.125%, 3/15/28(1)		3,554	3,232,754

Drax Finco PLC, 6.625%, 11/1/25(1)		2,026	2,041,327

FirstEnergy Corp.:

2.65%, 3/1/30		750	637,230

Security	Principal Amount* (000’s omitted)	Value

Utility (continued)

FirstEnergy Corp.: (continued)

Series B, 4.40%, 7/15/27	2,275	$2,209,810

Series C, 7.375%, 11/15/31	655	752,205

Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)	1,200	1,077,996

NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	1,628	1,544,166

NRG Energy, Inc.:

3.375%, 2/15/29(1)	970	823,399

3.625%, 2/15/31(1)	1,617	1,348,732

3.875%, 2/15/32(1)	3,164	2,645,895

5.25%, 6/15/29(1)	1,247	1,176,283

Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,596	1,494,359

TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,981	2,789,679

Vistra Operations Co., LLC:

4.375%, 5/1/29(1)	1,094	994,161

5.00%, 7/31/27(1)	2,344	2,235,473

		$27,968,184

Total Corporate Bonds (identified cost $960,200,205)		$895,453,754

Preferred Stocks — 0.4%
Security	Shares	Value

Services — 0.4%

WESCO International, Inc., Series A, 10.625% to 6/22/25(11)	147,488	$4,210,783

Total Preferred Stocks (identified cost $4,129,729)		$4,210,783

Senior Floating-Rate Loans — 4.2%(13)
Borrower/Description	Principal Amount (000’s omitted)	Value

Air Transportation — 0.7%

Air Canada, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28	$1,831	$1,816,810

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	4,344	4,512,897

SkyMiles IP, Ltd., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 10/20/27	1,373	1,420,673

		$7,750,380

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Broadcasting — 0.1%

Diamond Sports Group, LLC, Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26	$518	$529,448

		$529,448

Cable & Satellite TV — 0.1%

DIRECTV Financing, LLC, Term Loan, 5.76%, (1 mo. USD LIBOR + 5.00%), 8/2/27	$1,416	$1,412,577

		$1,412,577

Gaming — 0.3%

Gateway Casinos & Entertainment Limited, Term Loan, 12/1/23(14)	$643	$643,401

Spectacle Gary Holdings, LLC, Term Loan, 5.014%, (1 mo. USD LIBOR + 4.25%), 11/19/28	2,932	2,922,663

		$3,566,064

Healthcare — 0.8%

Jazz Financing Lux S.a.r.l., Term Loan, 4.264%, (1 mo. USD LIBOR + 3.50%), 5/5/28	$6,246	$6,243,827

Radnet Management, Inc., Term Loan, 4/21/28(14)	816	809,260

Verscend Holding Corp., Term Loan, 4.764%, (1 mo. USD LIBOR + 4.00%), 8/27/25	2,102	2,100,069

		$9,153,156

Insurance — 0.3%

Asurion, LLC:

Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/31/28	$2,687	$2,615,908

Term Loan - Second Lien, 6.014%, (1 mo. USD LIBOR + 5.25%), 1/20/29	829	805,166

		$3,421,074

Restaurant — 0.4%

IRB Holding Corp., Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27	$3,864	$3,818,379

		$3,818,379

Services — 0.7%

AlixPartners, LLP, Term Loan, 3.514%, (1 mo. USD LIBOR + 2.75%), 2/4/28	$1,896	$1,878,734

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	3,507	3,495,620

Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 9.75%, (3 mo. USD LIBOR + 8.75%, Floor 1.00%), 2.50% cash, 7.25% PIK, 2/28/25	2,455	2,514,439

		$7,888,793

Borrower/Description	Principal Amount (000’s omitted)	Value

Super Retail — 0.4%

PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$4,373	$4,342,843

		$4,342,843

Technology — 0.4%

GoTo Group, Inc., Term Loan, 5.304%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$736	$712,856

RealPage, Inc., Term Loan, 4.014%, (1 mo. USD LIBOR + 3.25%), 4/24/28	2,736	2,699,311

Riverbed Technology, Inc., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 7.00% cash, 2.00% PIK, 12/8/26	1,206	952,187

		$4,364,354

Total Senior Floating-Rate Loans (identified cost $46,587,867)		$46,247,068

Miscellaneous — 3.2%
Security	Principal Amount/ Shares	Value

Cable & Satellite TV — 0.0%

ACC Claims Holdings, LLC(4)(5)	$8,415,190	$0

		$0

Gaming — 3.2%

PGP Investors, LLC, Membership Interests(4)(5)(6)	15,849	$35,242,817

		$35,242,817

Services — 0.0%(8)

Hertz Corp., Escrow Certificates(4)(15)	$502,000	$30,120

		$30,120

Total Miscellaneous (identified cost $743,314)		$35,272,937

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.3%
Description	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.30%(16)	47,849,196	$47,849,196

Total Short-Term Investments (identified cost $47,849,196)		$47,849,196

Total Investments — 98.5% (identified cost $1,113,024,232)		$1,083,769,940

Other Assets, Less Liabilities — 1.5%		$16,228,935

Net Assets — 100.0%		$1,099,998,875

The percentage shown for each investment category in the Portfolio of

Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2022, the aggregate value of these securities is $712,830,595 or 64.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2022.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2022.

(4)	Non-income producing security.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(6)	Restricted security (see Note 5).

(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(8)	Amount is less than 0.05%.
(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of these securities is $17,436,634 or 1.6% of the Portfolio’s net assets.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	Security converts to variable rate after the indicated fixed-rate coupon period.

(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(13)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(14)	This Senior Loan will settle after April 30, 2022, at which time the interest rate will be determined.

(15)	Amount represents principal in USD.

(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2022.

Forward Foreign Currency Exchange Contracts (OTC)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	752,131	CAD	963,612	Bank of America, N.A.	7/29/22	$2,297	$—

USD	4,032,846	EUR	3,798,323	Bank of America, N.A.	7/29/22	7,583	—

USD	3,712,908	EUR	3,500,000	Bank of America, N.A.	7/29/22	3,792	—

USD	56,184	EUR	53,000	Bank of America, N.A.	7/29/22	18	—

USD	3,388,970	EUR	3,199,000	Bank of America, N.A.	7/29/22	—	(1,162)

USD	3,437,368	EUR	3,258,278	Bank of America, N.A.	7/29/22	—	(15,583)

USD	1,296,865	GBP	1,032,647	Bank of America, N.A.	7/29/22	—	(2,144)

						$13,690	$(18,889)

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Portfolio of Investments (Unaudited) — continued

Abbreviations:

LIBOR	–	London Interbank Offered Rate

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

Currency Abbreviations:

CAD	–	Canadian Dollar

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2022

Unaffiliated investments, at value (identified cost $1,065,175,036)	$1,035,920,744

Affiliated investment, at value (identified cost $47,849,196)	47,849,196

Cash	770,704

Restricted cash	570,000

Foreign currency, at value (identified cost $1,779)	1,781

Dividends and interest receivable	14,375,991

Dividends receivable from affiliated investment	2,040

Receivable for investments sold	4,988,854

Receivable for open forward foreign currency exchange contracts	13,690

Total assets	$1,104,493,000

Liabilities

Cash collateral due to broker	$570,000

Payable for investments purchased	3,334,139

Payable for open forward foreign currency exchange contracts	18,889

Payable to affiliates:

Investment adviser fee	395,890

Trustees’ fees	4,635

Accrued expenses	170,572

Total liabilities	$4,494,125

Net Assets applicable to investors’ interest in Portfolio	$1,099,998,875

29	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2022

Dividend income (net of foreign taxes withheld of $377)	$347,743

Dividend income from affiliated investments	25,592

Interest and other income	26,761,557

Total investment income	$27,134,892

Expenses

Investment adviser fee	$2,369,819

Trustees’ fees and expenses	28,691

Custodian fee	141,106

Legal and accounting services	57,814

Miscellaneous	8,459

Total expenses	$2,605,889

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$551

Total expense reductions	$551

Net expenses	$2,605,338

Net investment income	$24,529,554

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions	$1,165,582

Investment transactions - affiliated investment	(4,186)

Swap contracts	(119,427)

Foreign currency transactions	(9,422)

Forward foreign currency exchange contracts	1,637,396

Net realized gain	$2,669,943

Change in unrealized appreciation (depreciation):

Investments	$(79,438,745)

Swap contracts	(4,385)

Foreign currency	(18,317)

Forward foreign currency exchange contracts	(56,498)

Net change in unrealized appreciation (depreciation)	$(79,517,945)

Net realized and unrealized loss	$(76,848,002)

Net decrease in net assets from operations	$(52,318,448)

30	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021

From operations:

Net investment income	$24,529,554	$45,403,248

Net realized gain	2,669,943	27,958,272

Net change in unrealized appreciation (depreciation)	(79,517,945)	45,885,631

Net increase (decrease) in net assets from operations	$(52,318,448)	$119,247,151

Capital transactions:

Contributions	$241,654,902	$200,254,483

Withdrawals	(89,432,579)	(269,157,903)

Net increase (decrease) in net assets from capital transactions	$152,222,323	$(68,903,420)

Net increase in net assets	$99,903,875	$50,343,731

Net Assets

At beginning of period	$1,000,095,000	$949,751,269

At end of period	$1,099,998,875	$1,000,095,000

31	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Financial Highlights

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.48	%(1)(2)	0.49%	0.51%	0.50%	0.48%	0.48%

Net investment income	4.48	%(2)	4.78%	5.26%	5.61%	5.61%	5.61%

Portfolio Turnover	18	%(3)	64%	67%	32%	39%	42%

Total Return	(4.55	)%(3)	13.11%	1.69%	7.74%	0.59%	8.13%

Net assets, end of period (000’s omitted)	$1,099,999		$1,000,095	$949,751	$1,088,999	$1,373,102	$1,764,899

(1)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2022).

(2)	Annualized.

(3)	Not annualized.

32	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2022, Eaton Vance High Income Opportunities Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of

62.6% and 28.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

33

High Income Opportunities Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon)

34

High Income Opportunities Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley. as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income as follows and is payable monthly:

Total Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.000%

$500 million but less than $1 billion	0.275%	2.750%

$1 billion but less than $1.5 billion	0.250%	2.500%

$1.5 billion but less than $2 billion	0.225%	2.250%

$2 billion but less than $3 billion	0.200%	2.000%

$3 billion and over	0.175%	1.750%

For the six months ended April 30, 2022, the Portfolio’s investment adviser fee amounted to $2,369,819 or 0.43% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2022, the investment adviser fee paid was reduced by $551 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

35

High Income Opportunities Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $346,686,851 and $183,025,800, respectively, for the six months ended April 30, 2022.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,115,835,698

Gross unrealized appreciation	$46,601,652

Gross unrealized depreciation	(78,672,609)

Net unrealized depreciation	$(32,070,957)

5  Restricted Securities

At April 30, 2022, the Portfolio owned the following securities (representing 3.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date(s) of Acquisition	Shares	Cost	Value

Common Stocks

Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$1,442,896

HF Holdings, Inc.	10/27/09	13,600	730,450	2,210,544

New Cotai Participation Corp., Class B	4/12/13	7	216,125	0

Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,742	0

Total Common Stocks			$2,407,317	$3,653,440

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)	5/26/17	591	$591,000	$0

Total Convertible Preferred Stocks			$591,000	$0

Miscellaneous

PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18, 12/17/21	15,849	$743,314	$35,242,817

Total Miscellaneous			$743,314	$35,242,817

Total Restricted Securities			$3,741,631	$38,896,257

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts

36

High Income Opportunities Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2022 is included in the Portfolio of Investments. At April 30, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance total return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2022, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2022 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$13,690	(1)	$(18,889	)(2)

Total Derivatives subject to master netting or similar agreements	$13,690		$(18,889)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

37

High Income Opportunities Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$13,690	$(13,690)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(18,889)	$13,690	$—	$—	$(5,199)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2022 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Swap contracts (centrally cleared)	$(119,427)	$(4,385)

Foreign Exchange	Forward foreign currency exchange contracts	1,637,396	(56,498)

Total		$1,517,969	$(60,883)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2022, which are indicative of the volume of these derivative types, were as follows:

Forward Foreign Currency Exchange Contracts*	Swap Contracts

$19,411,000	$6,429,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

38

High Income Opportunities Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2022.

8 Investments in Affiliated Funds

At April 30, 2022, the value of the Portfolio’s investment in affiliated funds was $47,849,196, which represents 4.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period

Short-Term Investments

Cash Reserves Fund	$43,702,301	$257,583,839	$(301,281,954)	$(4,186)	$—	$—	$23,552	—

Liquidity Fund	—	48,481,507	(632,311)	—	—	47,849,196	2,040	47,849,196

Total				$(4,186)	$—	$47,849,196	$25,592

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$21,482,603	$—	$21,482,603

Commercial Mortgage-Backed Securities	—	2,762,041	—	2,762,041

Common Stocks	17,496,336	85,446	3,653,440	21,235,222

Convertible Bonds	—	6,376,064	—	6,376,064

Convertible Preferred Stocks	2,667,951	212,321	0	2,880,272

Corporate Bonds	—	895,453,754	—	895,453,754

Preferred Stocks	4,210,783	—	—	4,210,783

Senior Floating-Rate Loans	—	46,247,068	—	46,247,068

Miscellaneous	—	30,120	35,242,817	35,272,937

39

High Income Opportunities Portfolio

April 30, 2022

Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total

Short-Term Investments	$47,849,196	$—	$—	$47,849,196

Total Investments	$72,224,266	$972,649,417	$38,896,257	$1,083,769,940

Forward Foreign Currency Exchange Contracts	$—	$13,690	$—	$13,690

Total	$72,224,266	$972,663,107	$38,896,257	$1,083,783,630

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(18,889)	$—	$(18,889)

Total	$—	$(18,889)	$—	$(18,889)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2022 is not presented.

10 Risks and Uncertainties

Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

40

Eaton Vance

High Income Opportunities Fund

April 30, 2022

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Jill R. Damon

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

George J. Gorman

Chairperson

Alan C. Bowser**

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

Nancy A. Wiser**

*	Interested Trustee

**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

41

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

42

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

43

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

44

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of High Income Opportunities Portfolio

and Eaton Vance High Income Opportunities Fund

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Investment Adviser and Administrator of Eaton Vance High

Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.   Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713    4.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 23, 2022